EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of earnings per share for continuing operations
The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended December 31:

Continuing operations	2024	2023	2022
(In millions of U.S. dollars, except per share amounts)

Numerator:
Profit for the period attributable to the owners of the parent	415	307	656

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,770	1,756	1,753
Denominator for diluted earnings per share (in millions)	1,811	1,782	1,761

Basic earnings per share	$0.23	$0.17	$0.37
Diluted earnings per share	$0.23	$0.17	$0.37

Schedule of earnings per share for discontinued operations
The following table sets forth the computation of basic and diluted earnings per share for discontinued operations, for the years ended December 31:

Discontinued operations	2024	2023	2022

(In millions of U.S. dollars, except per share amounts)

Numerator:
(Loss) / profit for the period attributable to the owners of the parent	—	(2,835)	(818)

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,770	1,756	1,753
Denominator for diluted earnings per share (in millions)	1,811	1,782	1,761

Basic (loss) / earnings per share	$0.00	($1.61)	($0.46)
Diluted (loss) / earnings per share	$0.00	($1.61)	($0.46)